Financial Risk Management - Summary of Cash, Cash Equivalents and Interest-Bearing Securities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	kr 41,138	kr 33,479
Other financial institutions	1,437	548
Cash, cash equivalents, interest bearing securities and derivative assets	75,871	54,705
Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	40,749	33,298
Other financial institutions	1,437	548
Cash, cash equivalents, interest bearing securities and derivative assets	49,497	38,140
Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	389	181
Other financial institutions	0	0
Cash, cash equivalents, interest bearing securities and derivative assets	6,935	6,635
Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	0	0
Other financial institutions	0	0
Cash, cash equivalents, interest bearing securities and derivative assets	18,053	9,930
2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Bank deposits	0	0
Other financial institutions	0	0
Cash, cash equivalents, interest bearing securities and derivative assets	1,386	0
AA/AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	9,412	2,533
AA/AAA [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	4,639	789
AA/AAA [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	995	490
AA/AAA [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	3,175	1,254
AA/AAA [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Type of issuer/counterpart Governments	603	0
A2/P2 [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	2,870	1,806
A2/P2 [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	2,672	1,510
A2/P2 [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	198	296
A2/P2 [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0	0
A2/P2 [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Corporates	0	0
AAA [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	21,014	16,339
AAA [member] | Maturity within 3 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	0	1,995
AAA [member] | Maturity between 3 and 12 months [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	5,353	5,668
AAA [member] | Maturity less than five years [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	14,878	8,676
AAA [member] | 2026 and later [member]
Disclosure Of Cash And Cash Equivalents And Interest Bearing Securities [Line Items]
Mortgage institutes	kr 783	kr 0